UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Stuyvesant Capital Management Corp.
Address: 200 Business Park Drive
         Suite 300
         Armonk, NY  10504

13F File Number:  28-04767

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      John B. Cooper
Title:     President
Phone:     914-219-3010

Signature, Place, and Date of Signing:

     /s/ John B. Cooper     Armonk, NY     August 13, 2010


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     37

Form13F Information Table Value Total:     $58,733 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN INTL GROUP INC        COM NEW          026874784      666    19352 SH       Sole                    19352        0        0
AMGEN INC                      COM              031162100     4747    90250 SH       Sole                    90250        0        0
APACHE CORP                    COM              037411105     1835    21800 SH       Sole                    21800        0        0
BARRICK GOLD CORP              COM              067901108     6432   141645 SH       Sole                   141645        0        0
BEMIS INC                      COM              081437105     2146    79500 SH       Sole                    79500        0        0
CHESAPEAKE ENERGY CORP         COM              165167107     2425   115750 SH       Sole                   115750        0        0
CONOCOPHILLIPS                 COM              20825c104     2508    51084 SH       Sole                    51084        0        0
DEVON ENERGY CORP NEW          COM              25179M103     1350    22160 SH       Sole                    22160        0        0
EL PASO CORP                   COM              28336L109      349    31395 SH       Sole                    31395        0        0
EXXON MOBIL CORP               COM              30231G102      967    16944 SH       Sole                    16944        0        0
HELLENIC TELECOM ORGANIZATN    SPONSORED ADR    423325307       56    15000 SH       Sole                    15000        0        0
HSBC HLDGS PLC                 SPON ADR NEW     404280406      251     5500 SH       Sole                     5500        0        0
INTEL CORP                     COM              458140100      290    14925 SH       Sole                    14925        0        0
INTERNATIONAL BUSINESS MACHS   COM              459200101      398     3220 SH       Sole                     3220        0        0
IRELAND BK                     SPONSORED ADR    46267q103       66    20000 SH       Sole                    20000        0        0
ISHARES INC                    MSCI HONG KONG   464286871      538    36400 SH       Sole                    36400        0        0
ISHARES INC                    MSCI TAIWAN      464286731     1927   172065 SH       Sole                   172065        0        0
ISHARES INC                    MSCI JAPAN       464286848     1940   210900 SH       Sole                   210900        0        0
ISHARES TR INDEX               S&P500 GRW       464287309     5395   101900 SH       Sole                   101900        0        0
MEDTRONIC INC                  COM              585055106     1382    38100 SH       Sole                    38100        0        0
MERCK & CO INC NEW             COM              58933y105     3071    87806 SH       Sole                    87806        0        0
NABORS INDUSTRIES LTD          SHS              g6359f103     1062    60300 SH       Sole                    60300        0        0
NEWS CORP                      CL B             65248e203      350    25300 SH       Sole                    25300        0        0
NORFOLK SOUTHERN CORP          COM              655844108     3110    58620 SH       Sole                    58620        0        0
PARKER DRILLING CO             COM              701081101       58    14655 SH       Sole                    14655        0        0
PFIZER INC                     COM              717081103      897    62915 SH       Sole                    62915        0        0
PROCERA NETWORKS INC           COM              74269u104        5    10000 SH       Sole                    10000        0        0
PROSHARES TR                   PSHS SHTRUSS2000 74347r826      432    10000 SH       Sole                    10000        0        0
PROSHARES TR                   PSHS SH MSCI EMR 74347r396      288     7100 SH       Sole                     7100        0        0
SELECT SECTOR SPDR TR          SBI INT-ENERGY   81369y506     3550    71450 SH       Sole                    71450        0        0
SEMICONDUCTOR HLDRS TR         DEP RCPT         816636203     2491    96100 SH       Sole                    96100        0        0
TECO ENERGY INC                COM              872375100     1585   105200 SH       Sole                   105200        0        0
TEMPLETON DRAGON FD INC        COM              88018T101      282    11450 SH       Sole                    11450        0        0
TRANSCANADA CORP               COM              89353d107      418    12500 SH       Sole                    12500        0        0
UNITEDHEALTH GROUP INC         COM              91324p102      822    28950 SH       Sole                    28950        0        0
VALERO ENERGY CORP NEW         COM              91913y100     2792   155300 SH       Sole                   155300        0        0
WAL MART STORES INC            COM              931142103     1852    38531 SH       Sole                    38531        0        0